Other financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Other financial liabilities.
Contingent consideration - current	$ 80,010
Deferred underwriting discount - current	7,280	$ 9,280
Deferred liabilities - current	2,437	7,239
Financial liabilities arising from sale and leaseback transaction - current	183
Other financial liabilities - current	89,910	16,519
Contingent consideration - noncurrent	135,320
Deferred underwriting discount - noncurrent		264,477	$ 244,250
Deferred liabilities - noncurrent			9,280
Financial liabilities arising from sale and leaseback transaction - noncurrent	426
Other financial liabilities - noncurrent	135,746	264,477	253,530
Total other financial liabilities	$ 225,656	$ 280,996	$ 253,530